Short-term Investment And Investments Under Fair Value (Tables)	12 Months Ended
Feb. 28, 2023
Investments [Abstract]
Schedule of Short Term Investment

Short-term investments as of February 28, 2022 and 2023 were as follows:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Term deposits	—	24,332	3,510
Structured deposits	89,544	—	—
Total	89,544	24,332	3,510

Schedule of Investments Under Fair Value

Investments under fair value as of February 28, 2022 and 2023 were as follows:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Short-term investments under fair value	—	156,639	22,595
Total	—	156,639	22,595

Long-term investments under fair value-current	156,459	135,201	19,502
Long-term investments under fair value-non-current	—	13,583	1,959
Total	156,459	148,784	21,461